COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of capital commitment

	Payment Due by Period
		Less than			More than
	Total	1 year	1 – 3 years	3 – 5 years	5 years

	(RMB)
Capital commitment	43,056,970	36,499,470	5,864,500	594,000	99,000

Schedule of future minimum lease commitments

Year ending December 31,	RMB
2021	11,173,499
2022	10,191,143
2023	10,437,322
2024	11,068,206
2025	2,442,573
2026	674,828